Lease Liabilities - Summary of Detailed Information About In Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Current	¥ 31,433	$ 4,521	¥ 27,125
Non- current	¥ 28,208	4,058	13,406
Lease Liabilities Current [Member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Maturity	2023
Current	¥ 31,433	$ 4,521	27,125
Lease Liabilities Current [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	1.25%	1.25%
Lease Liabilities Current [Member] | Top of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	6.40%	6.40%
Lease Liabilities Noncurrent [Member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Non- current	¥ 28,208	$ 4,058	¥ 13,406
Lease Liabilities Noncurrent [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	1.25%	1.25%
Maturity	2024
Lease Liabilities Noncurrent [Member] | Top of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	6.40%	6.40%
Maturity	2026